CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Share Based Compensation Expense		¥ 996,417
Selling, General and Administrative Expenses [Member]
Share Based Compensation Expense	$ 103,910	678,014	¥ 517	¥ 1,630
Research and Development Expense [Member]
Share Based Compensation Expense	$ 48,798	¥ 318,403	¥ 0	¥ 0